       As filed with the Securities and Exchange Commission on November 24, 1999

                                        Securities Act Registration No. 33-41692
                               Investment Company Act Registration No. 811-06351

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                                -----------------


  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   |X|

  Pre-Effective Amendment No. ____                                          |_|
  Post-Effective Amendment No. 13                                           |X|

                                     and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           |X|

                              Amendment No. 16                              |X|
                        (Check appropriate box or boxes)

                               GREEN CENTURY FUNDS
               (Exact Name of Registrant as Specified in Charter)
                           29 Temple Place, Suite 200
                           Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-482-0800

           Kristina A. Curtis, Green Century Capital Management, Inc.
                  29 Temple Place, Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                                    Copy to:
              Constance Dye Shannon, Sunstone Financial Group, Inc.
                207 E. Buffalo Street, Milwaukee, Wisconsin 53202


It is proposed that this filing will become effective:

    ( ) immediately upon filing pursuant to paragraph (b)
    (X) on November 30, 1999 pursuant to paragraph (b)
    ( ) 60 days after filing pursuant to paragraph (a)(i)
    ( ) on (date) pursuant to paragraph (a)(i)
    ( ) 75 days after filing pursuant to paragraph (a)(ii)
    ( ) on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
    (X) this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Domini Social Index Portfolio has also executed this Registration Statement.

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This Post-Effective Amendment is being filed solely to designate a new effective date for Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed on September 30, 1999. The Prospectus and Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 12.


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                                     PART C


                                OTHER INFORMATION


ITEM 23           EXHIBITS:

                  a-1 Declaration of Trust. (Incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No .8 to Registrant's Registration Statement on Form N-1A)

                  a-2 First Amended and Restated Establishment and Designation of Series of the Trust. (Incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A)

                  a-3 Second Amended and Restated Establishment and Designation of Series of the Trust. (Incorporated by reference to Exhibit 1(c) of Post-Effective No.8 to Registrant's Registration Statement on Form N-1A)

                  a-4 Third Amended and Restated Establishment and Designation of Series of the Trust. (Incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A)

                  b. By-Laws of the Trust. (Incorporated by reference to Exhibit 2 of Post Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A)

                  c.       None.

                  d-1 Investment Advisory Agreement between Registrant and Green Century Capital Management, Inc. (Incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A)

                  d-2 Investment Subadvisory Agreement with respect to the Green Century Balanced Fund between Green Century Capital Management, Inc. and Adams, Harkness & Hill, Inc. (Incorporated by reference to Exhibit d-2 of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A)

                  e. Distribution Agreement between the Registrant and Sunstone Distribution Services, LLC. (Incorporated by reference to Exhibit


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                           6(b) of Post-Effective Amendment No. 9 to
                           Registrant's Registration Statement on Form N-1A)

                  f.       None.

                  g. Custodian Agreement between Registrant and Investors Bank and Trust Company. (Incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A)

                  h-1 Transfer Agent Agreement between Registrant and Unified Fund Services, Inc. (Incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A)

                  h-2 Amended and Restated Administrative Services Agreement between Registrant and Green Century Capital Management, Inc. (Incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A)

                  h-3 Sub-Administration Agreement between Green Century Capital Management, Inc. and Sunstone Financial Group, Inc. (Incorporated by reference to Exhibit 9(d) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A)

                  i. Opinion of Dana, Bingham & Gould, counsel for Registrant (To be filed by amendment)

                  j. Consent of Independent Accountants. (To be filed by amendment.)

                  k.       None.

                  l. Investment representation letters of initial shareholder. (Incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A)

                  m. Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). (Incorporated by reference to
                           Exhibit 15(b) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A)

                  n.       None

                  p.       None



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                  q-1      Powers of Attorney with respect to the Domini Social
                           Index Portfolio (Julia Elizabeth Harris, Kirsten S. Moy, Frederick C. Williamson, Sr., Gregory A. Ratliff, Timothy Smith, William C. Osborn, Karen
                           Paul)

                  q-2 Powers of Attorney with respect to The Green Century Funds (Douglas M. Husid, David J. Fine, Steven Kadish, Stephen Morgan, C. William Ryan, James H. Starr, Wendy Wendlandt, Douglas Phelps)

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

                  Registrant neither controls any person nor is under common control with any other person.

ITEM 25.  INDEMNIFICATION.

                  Reference is made to Article V of the Trust's Declaration of Trust, filed as Exhibit a-1 to this Registration Statement.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the Trust's Declaration of Trust, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND INVESTMENT
                 SUBADVISER.

         Reference is made to the Form ADV (File No. 801-39630) of Green Century Capital Management, Inc. last filed with the SEC on January 19, 1999, and the Form ADV (File No. 801-15930) of Adams Harkness & Hill, Inc. last filed with SEC on May 27, 1999. The information required by Item 26 hereof is included in Schedule D of the respective Form ADV and such information is incorporated herein by reference.



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ITEM 27.  PRINCIPAL UNDERWRITERS.

         (a) Sunstone Distribution Services, LLC currently serves as distributor of the shares of: Choice Funds, The Haven Capital Management Trust, First Omaha Funds, Inc., JohnsonFamily Funds, Inc., The Marsico Investment Trust and Fund La Crosse Funds, Inc.

         (b) To the best of Registrant's knowledge, the executive officers of Sunstone Distribution Services, LLC, distributor for Registrant, are as follows:




NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH SUNSTONE               POSITIONS AND OFFICES
BUSINESS ADDRESS                   DISTRIBUTION SERVICES, LLC.                       WITH REGISTRANT
----------------                   -----------------------------------               ---------------------
Miriam M. Allison                        President                                       None
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202

Daniel S. Allison                        Secretary                                       None
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202

Peter Hammond                            Vice President                                  None
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202

Therese A. Ladwig                        Vice President                                  None
207 East Buffalo Street
Suite 400
Milwaukee, WI  53202


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         All accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Registrant, at Registrant's business office, except (1) records held and maintained by Investors Bank & Trust Company, 200 Clarendon St., Boston, MA, 02116, relating to its function as custodian; (2) records held and maintained by Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin, 53202, relating to its function as subadministrator; (3) records held and maintained by Sunstone Distribution Services, LLC, 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202, relating to its role as distributor; and (4) records held and maintained by Unified

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Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204,
relating to its function as transfer agent.

ITEM 29.  MANAGEMENT SERVICES.

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 30.  UNDERTAKINGS.

         (a) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by 10% of the outstanding shares of the Registrant, regardless of the net asset value or value of shares held by such requesting shareholders.

         (b) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.


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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 13 to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the of City of Boston and the Commonwealth of Massachusetts on the 23rd day of November, 1999.

                                       GREEN CENTURY FUNDS



                                       By:  /s/ Kristina A. Curtis
                                            --------------------------
                                            Treasurer


         Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on November 23, 1999.

Signature                             Title
---------                             -----


DOUGLAS M. HUSID*                     President, Chief Executive Officer and
---------------------------           Trustee
Douglas M. Husid


 /s/Kristina A. Curtis                Treasurer, Principal Financial Officer and
---------------------------           Principal Accounting Officer
Kristina A. Curtis


DAVID J. FINE*                        Trustee
---------------------------
David J. Fine


STEVEN KADISH*                        Trustee
---------------------------
Steven Kadish



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Signature                             Title
---------                             -----

STEPHEN MORGAN*                       Trustee
---------------------------
Stephen Morgan


C. WILLIAM RYAN*                      Trustee
---------------------------
C. William Ryan


JAMES H. STARR*                       Trustee
---------------------------
James H. Starr


WENDY WENDLANDT*                      Trustee
---------------------------
Wendy Wendlandt


DOUGLAS H. PHELPS*                    Trustee
---------------------------
Douglas H. Phelps


*By:/s/Kristina A. Curtis
    -----------------------
Attorney-in-fact

*Pursuant to Power of Attorney filed herewith.



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                                   SIGNATURES

         Domini Social Index Portfolio (the "Index Portfolio") certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to the Registration Statement on Form N-1A (File No. 33-41692) of Green Century Funds (the "Trust") to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 23rd day of November, 1999.

                                       DOMINI SOCIAL INDEX PORTFOLIO


                                       By: /s/Amy L. Domini
                                           ----------------
                                           Amy L. Domini
                                            President

         This post-effective amendment to the Registration Statement on Form N-1A (File No. 33-41692) of the Trust has been signed below by the following persons in the capacities indicated on November 23, 1999.

Signature                             Title
---------                             -----

/s/Amy L. Domini                      President (Principal Executive Officer) of
----------------                      the Index Portfolio
Amy L. Domini


/s/Amy L. Domini
----------------
Amy L. Domini


Julia Elizabeth Harris*               Trustee of the Index Portfolio
---------------------------
Julia Elizabeth Harris

Kirsten S. Moy*                       Trustee of the Index Portfolio
---------------------------
Kirsten S. Moy

William C. Osborn*                    Trustee of the Index Portfolio
---------------------------
William C. Osborn


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Karen Paul*                           Trustee of the Index Portfolio
---------------------------
Karen Paul

Gregory A. Ratliff*
---------------------------
Gregory A. Ratliff

Timothy Smith*                        Trustee of the Index Portfolio
---------------------------
Timothy Smith


Frederick C. Williamson*              Trustee of the Index Portfolio
---------------------------
Frederick C. Williamson




*By /s/ Amy L. Domini
    -----------------
      Amy L. Domini

*Pursuant to power of attorney filed herewith.